Consolidated condensed statements of financial position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,322,801,000	$ 7,483,259,000
Investments carried under the equity method	255,547,000	260,031,000
Other financial assets	180,972,000	176,237,000
Deferred tax assets	157,299,000	149,656,000
Total non-current assets	7,916,619,000	8,069,183,000
Current assets
Inventories	39,708,000	34,511,000
Trade and other receivables	278,372,000	200,334,000
Other financial assets	176,042,000	195,893,000
Cash and cash equivalents	486,844,000	600,990,000
Total current assets	980,966,000	1,031,728,000
Total assets	8,897,585,000	9,100,911,000
Equity attributable to the Company
Share capital	11,615,327	11,605,513
Share premium	736,594,000	986,594,000
Capital reserves	961,575,000	814,951,000
Other reserves	339,884,000	345,567,000
Accumulated currency translation differences	(148,727,000)	(161,307,000)
Accumulated deficit	(371,665,000)	(397,540,000)
Non-controlling interests	178,485,000	189,176,000
Total equity	1,707,761,000	1,789,047,000
Non-current liabilities
Long-term corporate debt	1,019,078,000	1,000,503,000
Long-term project debt	4,120,405,000	4,226,518,000
Grants and other liabilities	1,225,146,000	1,252,513,000
Derivative liabilities	12,772,000	16,847,000
Deferred tax liabilities	279,928,000	296,481,000
Total non-current liabilities	6,657,329,000	6,792,862,000
Current liabilities
Short-term corporate debt	32,115,000	16,697,000
Short-term project debt	317,856,000	326,534,000
Trade payables and other current liabilities	149,165,000	140,230,000
Income and other tax payables	33,359,000	35,541,000
Total current liabilities	532,495,000	519,002,000
Total equity and liabilities	$ 8,897,585,000	$ 9,100,911,000